INVESTMENTS IN AFFILIATES AND CONTROLLED INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2023
Investments in and Advances to Affiliates [Abstract]
Schedule of investments in affiliates and controlled investments

AFFILIATE/ CONTROLLED INVESTMENTS*	VALUE AT 12/31/22	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 3/31/23	SHARES HELD AT 3/31/23
Equipment Leasing
EQX Capital, Inc. Common Stock*	$11,130	$—	$—	$—	$—	$(7,920)	$3,210	100,000
EQX Capital, Inc. Series A Preferred Stock*	865,995	—	—	—	—	(377,094)	488,901	1,950,000
Total Equipment Leasing	$877,125		$—		$—	$(385,014)	$492,111
Aerospace
Hera Systems, Inc. Convertible Note*	5,359,791	—	133,994	—	—	—	5,359,791	5,359,791
Hera Systems, Inc. Convertible Note*	1,200,000	—	14,989	—	—	—	1,200,000	1,200,000
Hera Systems, Inc. Series A Preferred*	4,735	—	—	—	—	14,621	19,356	3,642,324
Hera Systems, Inc. Series B Preferred*	275,585	—	—	—	—	218,694	494,279	7,039,203
Hera Systems, Inc. Series B Warrants*	478,608	—	—	—	—	380,540	859,148	12,250,000
Hera Systems, Inc. Series B Warrants*	242,817	—	—	—	—	193,064	435,881	6,214,922
Hera Systems, Inc. Series B Warrants*	205,118	—	—	—	—	163,088	368,206	5,250,000
Hera Systems, Inc. Series B Warrants*	27,349	—	—	—	—	21,745	49,094	700,000
Hera Systems, Inc. Series C Preferred*	103,747	—	—	—	—	82,331	186,078	2,650,000
Total Aerospace	$7,897,750		$148,983		$—	$1,074,083	$8,971,833
Medical Devices
IntraOp Medical Corp. Convertible Note*	6,746,169	—	—	—	—	(1,104,103)	5,642,066	10,961,129

AFFILIATE/ CONTROLLED INVESTMENTS*	VALUE AT 12/31/22	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 3/31/23	SHARES HELD AT 3/31/23
IntraOp Medical Corp. Convertible Note*	$800,102	$—	$—	$—	$—	$(130,948)	$669,154	1,300,000
IntraOp Medical Corp. Convertible Note*	307,731	—	—	—	—	(50,364)	257,367	500,000
IntraOp Medical Corp. Convertible Note*	307,731	—	—	—	—	(50,364)	257,367	500,000
IntraOp Medical Corp. Convertible Note*	1,846,389	—	—	—	—	(302,187)	1,544,202	3,000,000
IntraOp Medical Corp. Convertible Note*	615,463	—	—	—	—	(100,729)	514,734	1,000,000
IntraOp Medical Corp. Convertible Note*	246,185	—	—	—	—	(40,291)	205,894	400,000
IntraOp Medical Corp. Convertible Note*	307,731	—	—	—	—	(50,364)	257,367	500,000
IntraOp Medical Corp. Convertible Note*	461,597	—	—	—	—	(75,547)	386,050	750,000
IntraOp Medical Corp. Convertible Note*	307,731	—	—	—	—	(50,364)	257,367	500,000
IntraOp Medical Corp. Convertible Note*	307,732	—	—	—	—	(50,365)	257,367	500,000
IntraOp Medical Corp. Convertible Note*	307,732	—	—	—	—	(50,365)	257,367	500,000
IntraOp Medical Corp. Convertible Note*	615,463	—	—	—	—	(100,729)	514,734	1,000,000
IntraOp Medical Corp. Convertible Note*	307,732	—	—	—	—	(50,365)	257,367	500,000
IntraOp Medical Corp. Convertible Note*	615,463	—	—	—	—	(100,729)	514,734	1,000,000
IntraOp Medical Corp. Convertible Note*	307,732	—	—	—	—	(50,365)	257,367	500,000

AFFILIATE/ CONTROLLED INVESTMENTS*	VALUE AT 12/31/22	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 3/31/23	SHARES HELD AT 3/31/23
IntraOp Medical Corp. Convertible Note*	$307,732	$—	$—	$—	$—	$(50,365)	$257,367	500,000
IntraOp Medical Corp. Convertible Note*	307,732	—	—	—	—	(50,365)	257,367	500,000
IntraOp Medical Corp. Convertible Note*	123,093	—	—	—	—	(20,146)	102,947	200,000
IntraOp Medical Corp. Convertible Note*	430,824	—	—	—	—	(70,510)	360,314	700,000
IntraOp Medical Corp. Convertible Note*	92,319	—	—	—	—	(15,109)	77,210	150,000
IntraOp Medical Corp. Convertible Note*	215,412	—	—	—	—	(35,255)	180,157	350,000
IntraOp Medical Corp. Series C Preferred*	—	—	—	—	—	—	—	26,856,187
IntraOp Medical Corp. Term Note*	1,230,926	—	—	—	—	(201,458)	1,029,468	2,000,000
Total Medical Devices	$17,116,721		$—		$—	$(2,801,387)	$14,315,334
Semiconductor Equipment
Revasum, Inc. CDI*(1)	3,520,496	—	—	—	—	2,860,511	6,381,006	39,774,889
Total Semiconductor Equipment	$3,520,496		$—		$—	$2,860,511	$6,381,006
Intellectual Property
Silicon Genesis Corp. Common Stock*	111	—	—	(7,966)	(161,080)	168,935	—	—
Silicon Genesis Corp. Common Warrants*	1	—	—	(1)	(6,677)	6,677	—	—
Silicon Genesis Corp. Series 1-G Preferred*	306,671	—	—	(417,972)	(3,462,620)	3,573,921	—	—
Silicon Genesis Corp. Series 1-H Preferred*	35,529	—	—	(7,241)	(929,654)	901,366	—	—

AFFILIATE/ CONTROLLED INVESTMENTS*	VALUE AT 12/31/22	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 3/31/23	SHARES HELD AT 3/31/23
Silicon Genesis Corp. Series 1-D Preferred*	$2,552	$—	$—	$(7,351)	$(424,549)	$429,348	$—	—
Silicon Genesis Corp. Series 1-E Preferred*	320,592	—	—	(49,292)	(2,323,111)	2,051,811	—	—
Silicon Genesis Corp. Series 1-F Preferred*	70,806	—	—	(7,885)	(448,504)	385,583	—	—
Silicon Genesis Corp. Series 1-C Preferred Stock*	962	—	—	(716)	(108,802)	108,556	—	—
Total Intellectual Property	$737,224		$—		$(7,864,997)	$7,626,197	$—
Advanced Materials
UCT Coatings, Inc. Common Stock	337,500	—	—	—	—	(134,828)	202,672	1,500,000
Total Advanced Materials	$337,500		$—		$—	$(134,828)	$202,672
Automotive
Wrightspeed, Inc. Common Stock*	546	—	—	—	—	(260)	286	69,102
Wrightspeed, Inc. Convertible Note*	65,000	—	—	—	—	(36,000)	29,000	200,000
Wrightspeed, Inc. Convertible Note*	60,125	—	—	—	—	(33,300)	26,825	185,000
Wrightspeed, Inc. Convertible Note*	21,125	—	—	—	—	(11,700)	9,425	65,000
Wrightspeed, Inc. Convertible Note*	81,250	—	—	—	—	(45,000)	36,250	250,000
Wrightspeed, Inc. Convertible Note*	81,250	—	—	—	—	(45,000)	36,250	250,000
Wrightspeed, Inc. Convertible Note*	81,250	—	—	—	—	(45,000)	36,250	250,000
Wrightspeed, Inc. Convertible Note*	227,500	—	—	—	—	(126,000)	101,500	700,000
Wrightspeed, Inc. Convertible Note*	81,250	—	—	—	—	(45,000)	36,250	250,000
Wrightspeed, Inc. Convertible Note*	81,250	—	—	—	—	(45,000)	36,250	250,000
Wrightspeed, Inc. Convertible Note*	81,250	—	—	—	—	(45,000)	36,250	250,000
Wrightspeed, Inc. Convertible Note*	43,875	—	—	—	—	(24,300)	19,575	135,000

AFFILIATE/ CONTROLLED INVESTMENTS*	VALUE AT 12/31/22	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 3/31/23	SHARES HELD AT 3/31/23
Wrightspeed, Inc. Convertible Note*	$53,625	$—	$—	$—	$—	$(29,700)	$23,925	165,000
Wrightspeed, Inc. Convertible Note*	40,625	—	—	—	—	(22,500)	18,125	125,000
Wrightspeed, Inc. Convertible Note*	—	100,000	—	—	—	(85,500)	14,500	100,000
Wrightspeed, Inc. Convertible Note*	81,250	—	—	—	—	(45,000)	36,250	250,000
Wrightspeed, Inc. Convertible Note*	325,000	—	—	—	—	(180,000)	145,000	1,000,000
Wrightspeed, Inc. Convertible Note*	325,000	—	—	—	—	(180,000)	145,000	1,000,000
Wrightspeed, Inc. Convertible Note*	325,000	—	—	—	—	(180,000)	145,000	1,000,000
Wrightspeed, Inc. Convertible Note*	1,601,930	—	—	—	—	(887,223)	714,707	4,929,015
Wrightspeed, Inc. Convertible Note*	243,750	—	—	—	—	(135,000)	108,750	750,000
Wrightspeed, Inc. Convertible Note*	292,500	—	—	—	—	(162,000)	130,500	900,000
Wrightspeed, Inc. Convertible Note*	121,875	—	—	—	—	(67,500)	54,375	375,000
Wrightspeed, Inc. Convertible Note*	130,000	—	—	—	—	(72,000)	58,000	400,000
Wrightspeed, Inc. Convertible Note*	341,250	—	—	—	—	(189,000)	152,250	1,050,000
Wrightspeed, Inc. Convertible Note*	325,000	—	—	—	—	(180,000)	145,000	1,000,000
Wrightspeed, Inc. Convertible Note*	325,000	—	—	—	—	(180,000)	145,000	1,000,000
Wrightspeed, Inc. Convertible Note*	325,000	—	—	—	—	(180,000)	145,000	1,000,000
Wrightspeed, Inc. Convertible Note*	390,000	—	—	—	—	(216,000)	174,000	1,200,000
Wrightspeed, Inc. Convertible Note*	455,000	—	—	—	—	(252,000)	203,000	1,400,000
Wrightspeed, Inc. Convertible Note*	650,000	—	—	—	—	(360,000)	290,000	2,000,000
Wrightspeed, Inc. Convertible Note*	130,000	—	—	—	—	(72,000)	58,000	400,000
Wrightspeed, Inc. Convertible Note*	97,500	—	—	—	—	(54,000)	43,500	300,000
Wrightspeed, Inc. Convertible Note*	325,000	—	—	—	—	(180,000)	145,000	1,000,000

AFFILIATE/ CONTROLLED INVESTMENTS*	VALUE AT 12/31/22	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 3/31/23	SHARES HELD AT 3/31/23
Wrightspeed, Inc. Series AA Preferred*	$1,049,478	$—	$—	$—	$—	$(506,132)	$543,346	60,733,693
Wrightspeed, Inc. Series AA Warrants*	3,232	—	—	—	—	(1,523)	1,709	609,756
Total Automotive	$8,862,686		$—		$—	$(4,918,638)	$4,044,048
Total Affiliates and Controlled Investments	$39,349,502		$148,983		$(7,864,997)	$3,320,924	$34,407,004
Total Affiliates	337,500		—		—	(134,828)	202,672
Total Controlled Investments	$39,012,002		$148,983		$(7,864,997)	$3,455,752	$34,204,332

*	Controlled Investments.
(1)	CDI: CHESS Depositary Interest

As of March 31, 2023, Kevin Landis, the Company’s Chairman, President and Chief Executive Officer, represented the Company and sat on the boards of directors of Hera Systems, Inc.; IntraOp Medical Corp.; Revasum, Inc.; and Wrightspeed, Inc. Serving on boards of directors of portfolio companies may cause conflicts of interest. The Advisor has adopted various procedures to ensure that the Company will not be unfavorably affected by these potential conflicts.